Exhibit 99.5

Data Compare Summary (Total)

Run Date - 10/28/2026 1:39:33 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Amortization Term	0	275	0.00%	275
Amortization Type	0	275	0.00%	275
Appraisal Effective Date	1	275	0.36%	275
Appraised Value	1	275	0.36%	275
Balloon Flag	0	275	0.00%	275
Borrower Qualifying FICO	2	275	0.73%	275
City	0	275	0.00%	275
Coborrower Qualifying FICO	3	176	1.70%	275
Contract Sales Price	2	275	0.73%	275
Initial Rate Lock Date	26	275	9.45%	275
Interest Only	0	275	0.00%	275
Investor: Qualifying Total Debt Ratio	8	275	2.91%	275
Lien Position	0	275	0.00%	275
Note Date	1	275	0.36%	275
Occupancy	0	275	0.00%	275
Original CLTV	2	275	0.73%	275
Original Interest Rate	0	275	0.00%	275
Original Loan Amount	0	275	0.00%	275
Original LTV	2	275	0.73%	275
Origination Channel	0	275	0.00%	275
Property Type	9	275	3.27%	275
Purpose	0	275	0.00%	275
Representative FICO	2	275	0.73%	275
State	0	275	0.00%	275
Zip	0	275	0.00%	275
Total	59	6,776	0.87%	275